March 8, 2000


Dear Contractholder:

As a Visionary Variable Annuity(TM) contractholder, we are providing you with the annual fund reports from Visionary's(TM) fund managers. Please note that we have only furnished reports for the funds in which you are invested as of December 31, 1999. These reports will provide an update on each fund's performance as of December 31, 1999.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,



/s/Greg Carney
Greg Carney
President

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Small Capitalization Portfolio dated December 31, 1999, that was filed with the Securities and Exchange Commission ("Commission") on February 28, 2000 (File No. 811-05550).

Document 2. The Annual Report of Alger American MidCap Growth Portfolio dated December 31, 1999, that was filed with the Commission on February 28, 2000 (File No. 811-05550).

Document 3. The Annual Report of the OCC Accumulation Trust dated December 31, 1999, that was filed with the Commission on February 18, 2000 (File No. 811-08512).

Document 4. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 1999, that was filed with the Commission on March 8, 2000 (File No. 811-07153).

Document 5. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 1999, that was filed with the Commission on March 8, 2000 (File No. 811-07145).

Document 6. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 1999, that was filed with the Commission on February 16, 2000 (File No. 811-05083).

Document 7. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 1999, that were filed February 28, 2000 (File Nos. 811-03329 and 811-05511).

March 8, 2000

Dear Contractholder:

As a Visionary Choice Variable Annuity(TM) contractholder, we are providing you with annual fund reports from Visionary Choice's(TM) fund managers. Please note that we have furnished only reports for those fund companies in which you are invested as of December 31, 1999. These reports will provide an update on each fund's performance as of December 31, 1999.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at:
888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/Greg Carney
Greg Carney
President


The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Small Capitalization Portfolio dated December 31, 1999, that was filed with the Securities and Exchange Commission ("Commission") on February 28, 2000 (File No. 811-05550).

Document 2. The Annual Report of Alger American MidCap Growth Portfolio dated December 31, 1999, that was filed with the Commission on February 28, 2000 (File No. 811-05550).

Document 3. The Annual Report of the OCC Accumulation Trust dated December 31, 1999, that was filed with the Commission on February 18, 2000 (File No. 811-08512).

Document 4. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated December 31, 1999, that was filed with the Commission on March 8, 2000 (File No. 811-07153).

Document 5. The Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 1999, that was filed with the Commission on March 8, 2000 (File No. 811-07145).

Document 6. The Annual Report of First Eagle SoGen Overseas Variable Fund dated December 31, 1999, that was filed with the Commission on February 29, 2000 (File No. 811-09092).

Document 7. The Annual Report of SAFECO Resource Series Trust Growth Portfolio dated December 31, 1999, that was filed with the Commission on February 29, 2000 (File No. 811-04717).

Document 8. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated December 31, 1999, that was filed with the Commission on February 16, 2000 (File No. 811-05083).

Document 9. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated December 31, 1999, that were filed February 28, 2000 (File Nos. 811-03329 and 811-05511).